Operations (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022
Operations
Technical goodwill		R$ 8,154
Paid for operation	R$ 578,236	R$ 18,031